Stock-Based Compensation (Details) - Schedule of RSU activity - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Stock-Based Compensation (Details) - Schedule of RSU activity [Line Items]
RSU outstanding, beginning | shares
Weighted Average Grant Date Fair Value, beginning | $ / shares
Weighted Average Fair Value, beginning | $
RSU’s, Granted | shares	2,150,923
Weighted Average Grant Date Fair Value Granted | $ / shares	$ 3.56
Weighted Average Fair Value Granted | $	$ 7,652,927
RSU’s, Vested | shares	285,603
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 3.31
Weighted Average Fair Value, Vested | $	$ 944,579
RSU’s, Forfeited | shares	20,500
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	$ 3.31
Weighted Average Fair Value, Forfeited | $	$ 64,130
RSU outstanding, ending | shares	1,844,820
Weighted Average Grant Date Fair Value, ending | $ / shares	$ 3.6
Weighted Average Fair Value, ending | $	$ 5,811,183